Employee Benefit Plans (Schedule Of Components Of Net Periodic Pension And Postretirement Benefit Cost) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 521,701	$ 479,236	$ 448,858
Interest cost	953,197	908,873	853,643
Expected return on plan assets	(959,178)	(928,207)	(818,627)
Recognized loss	475,414	327,173	275,112
Net periodic pension cost	991,134	787,075	758,986
Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	195,777	194,842	159,784
Interest cost	592,359	579,976	513,437
Expected return on plan assets	(367,359)	(357,278)	(325,050)
Amortization of transition obligation	188,892	188,892	188,892
Recognized loss	239,387	201,151	68,535
Net periodic pension cost	$ 849,056	$ 807,583	$ 605,598